Other Financial Liabilities	12 Months Ended
Dec. 31, 2017
Other Financial Liabilities
19	OTHER FINANCIAL LIABILITIES

At December 31 this account comprises:

	Total		Current		Non-current
	2016	2017	2016	2017	2016	2017
Bank overdrafts	8,396	120	8,396	120	—	—
Bank loans	2,131,901	1,561,634	1,835,340	990,467	296,561	571,167
Finance leases	240,141	128,309	117,307	66,177	122,834	62,132

	2,380,438	1,690,063	1,961,043	1,056,764	419,395	633,299

a)	Bank loans

At December 31, 2016 and 2017, this item comprises bank borrowings contracted in local and foreign currency intended for working capital. These obligations are subject to fixed interest rates ranging between 3.30% and 13.9% in 2017 and between 1.0% and 14.4% in 2016.

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2016	2017	2016	2017
GyM S.A.	3.30% / 8.73%	2018 / 2019	492,910	551,413	187,029	95,376
Graña y Montero S.A.A.	Libor USD 3M + from 4.9% to 5.5%	2018 / 2020	932,114	113,412	—	363,564
Viva GyM S.A.	7.00% / 10.67%	2018	201,609	157,592	—	—
GMP S.A.	4.45% / 6.04%	2018 / 2020	77,857	42,911	71,453	96,245
CAM Holding S.A.	4.44% / 13.93%	2018 / 2020	69,702	77,775	24,889	12,807
Adexus S.A.	3.63% / 5.90%	2018 / 2019	42,782	46,552	13,190	3,175
CONCAR S.A.	7.50%	2018	—	812	—	—
CAM Servicios Perú S.A.	6.39% / 7.18%	2017	3,620	—	—	—
GMD S.A.	6.20% / 7.47%	2017	14,746	—	—	—

			1,835,340	990,467	296,561	571,167

i)	Credit Suisse Syndicated Loan

In December 2015, the Group entered into a medium-term loan credit agreement for up to US$200 million (equivalent to S/672 million), with Credit Suisse AG, Cayman Islands Branch, Credit Suisse AG, Cayman Islands Branch and Credit Suisse Securities (USA) LLC. The initial term of the loan was set at five years, with quarterly installments starting to be paid on the 18th month. The loan accrued interest at a rate of three months Libor plus 3.9% per year. The proceeds were used to finance the equity interest in GSP. As of December 2016, the outstanding balance amounted to US$148.5 (equivalent to S/498.8 million) and is included as a current part. As of December 31, 2017, the outstanding balance amounted to US$81.1 million (equivalent to S/263.2 million).

On June 27, 2017, the Group renegotiated the terms of this loan to clear breaches related to the termination of the GSP concession. The new terms require repayment by December, 2020, with required prepayments to be made with the proceeds of asset sales of 40% in the first year and an additional 30% in the second year of the amendment. The syndicated loan accrues interest at LIBOR plus 4.90% per year. Under the amendment, the Group is prohibited from paying dividends until the loan is fully repaid. The loan is secured by (i) a lien on Concar’s shares; (ii) a lien on Almonte’s shares;

(iii) a mortgage over certain real estate property in Surquillo; (iv) liens on certain accounts; (v) a lien on GyM’s share; (vi) a second lien on CAM Holding SPA’s shares; (vii) a second lien on CAM Servicios del Peru S.A.’s shares; and (viii) a first lien on cash flows from the sale of certain assets.

The agreement contains certain covenants, including the obligation by the Company to maintain the following financial ratios during the term of the agreement: (1) the Consolidated EBITDA to Consolidated Interest Expense Ratio shall not be less than 3.5:1.0 commencing on April 1, 2018 and thereafter; (2) the Consolidated Leverage Ratio (as defined therein) shall not be greater than 3.5:1.0 at any time during the period commencing on December 31, 2016 and ending on March 31, 2017; 3.5:1.0 at any time during the period commencing on July 1, 2017 and ending on September 30, 2017; and no greater than 2.5:1.0 at any time thereafter; and (3) the Debt Service Coverage Ratio as of the last day of any fiscal quarter of the borrower, falling on or after the first anniversary of the closing date, shall not be less than 1.5:1.0, commencing on April 1, 2018 and thereafter.

As of the date of this annual report, we are under default in relation to the financial ratios and as per paragraph (2) the non-delivery of the audited consolidated financial statements of Graña y Montero and GyM for the 2017 fiscal year. The syndicated loan required that we provide the financial statements for the 2017 fiscal year no later than April 30, 2018. We are in the process of obtaining waivers from the lenders. Management estimates that these will be granted and, therefore, do not represent a contingency for the Company.

ii)	GSP Bridge Loan

At December 31, 2016, the current balance includes US$129 million (equivalent to S/433.3 million) of the corporate guarantee issued by the Company to secure the bridge loan given to GSP, which was enforceable at that date. On June 27, 2017, the Company has reached a new term loan with Natixis, BBVA, SMBC and MUFJ for US$78.7 million (equivalent to S/264.8 million), the proceeds of which were used to repay the GSP bridge loan. At December 31, 2017, the outstanding loan amount is US$72.5 million (S/235.2 million)

The maturity is June, 2020, with required prepayments to be made with the proceeds of asset sales of 40% in the first year and an additional 30% in the second year. The new term contains the following covenant: the consolidated leverage ratio shall not be more than 3.5:1.0 at any time, and accrues interest at LIBOR plus 4.50% per year, which increases to 5.00% during the second year and 5.50% during the third year. Under the new term, the Group is prohibited from paying dividends until the loan is fully repaid. Also, the new term is secured by (i) a first lien on rights to receive the termination payment derived from the GSP termination (the “VCN”), (ii) a second lien on our shares of GyM S.A. and Concar S.A.; (iii) a second lien on our shares of Almonte; (iv) a second lien on certain real estate properties in Miraflores and Surquillo; (v) a second lien on our shares of CAM Holding SPA; (vi) a second lien on our shares of CAM Servicios del Peru S.A.; and (vii) a first lien on cash flows from the sale of certain assets.

As of the date of this annual report, we are under defaults under the term loan with respect to the financial ratio and the non-delivery of the audited consolidated financial statements of Graña y Montero for and 2017 fiscal year. The term loan required that we provide the financial statements for the 2017 fiscal year no later than April 30, 2018. We are in the process of obtaining waivers from the lenders. Management estimates that these will be granted and, therefore, do not represent a contingency for the Company.

b)	Finance lease obligations

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2016	2017	2016	2017
GyM S.A.	2.25% / 8.96%	2018 / 2021	80,570	40,107	58,937	32,397
Viva GyM S.A.	7.30% / 8.95%	2018 / 2022	4,847	4,439	16,541	12,010
Adexus S.A.	3.36% / 18.00%	2018 / 2021	9,884	8,567	12,287	4,363
GMP S.A.	4.22% / 4.98%	2018 / 2020	4,206	4,013	9,035	5,304
CAM Holding S.A.	3.01% / 14.76%	2018 / 2022	3,729	6,240	10,590	5,692
CONCAR S.A.	3.23% / 4.70%	2018 / 2020	3,667	1,777	3,345	1,945
CAM Servicios Perú S.A.	6.79% / 7.75%	2019 / 2020	—	687	—	421
GMI S.A.	5.56% / 6.90%	2018	—	347	—	—
GMD S.A.	4.99% / 7.00%	2017	10,404	—	12,099	—

			117,307	66,177	122,834	62,132

The minimum payments to be made by maturity and present value of the finance lease obligations are as follows:

	At December 31,
	2016	2017
Up to 1 year	127,496	72,864
From 1 to 5 years	112,769	65,899
Over 5 years	19,506	638

	259,771	139,401
Future financial charges on finance leases	(19,630)	(11,092)

Present value of the obligations for finance lease contracts	240,141	128,309

The present value of finance lease obligations is broken down as follows:

	At December 31,
	2016	2017
Up to 1 year	117,307	66,177
From 1 year to 5 years	105,978	61,501
Over 5 years	16,856	631

	240,141	128,309

c)	Fair value of borrowings

The carrying amount and fair value of borrowings are broken down as follows:

	Carrying amount		Fair value
	At December, 31		At December, 31
	2016	2017	2016	2017
Bank overdrafts	8,396	120	8,396	120
Bank loans	2,131,901	1,561,634	2,142,890	1,627,000
Finance leases	240,141	128,309	240,089	141,040

	2,380,438	1,690,063	2,391,375	1,768,160

In 2017 fair values are determined based on discounted expected cash flows using borrowing rates between 2.4% and 13.8% (between 1.3% and 14.3% in 2016) that corresponds to level 2 of the fair value hierarchy.